Intangible assets, net (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible assets, net

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Non-compete agreements	5,886,401	-	-
Less: accumulated amortization	(5,886,401)	-	-
Intangible assets, net	-	-	-